Income tax expense (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Income Tax Expense

	2018	2017	2016
	US$M	US$M	US$M
Total taxation expense comprises:
Current tax expense	5,052	4,412	2,621
Deferred tax expense/(benefit)	1,955	31	(518)

	7,007	4,443	2,103

Summary of Factors Affecting Income Tax Expense

	2018	2017	2016
	US$M	US$M	US$M
Factors affecting income tax expense for the year
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	14,751	11,137	1,791

Tax on profit at Australian prima facie tax rate of 30 per cent	4,425	3,341	537

Impact of US tax reform
Tax on remitted and unremitted foreign earnings (1)	194	–	–
Non-tax effected operating losses and capital gains	834	–	–
Tax rate changes	1,390	–	–
Recognition of previously unrecognised tax assets	(95)	–	–
Other	(3)	–	–

Subtotal	2,320	–	–
Other items not related to US tax reform
Tax on remitted and unremitted foreign earnings	401	478	(376)
Non-tax effected operating losses and capital gains	721	242	457
Tax rate changes	(79)	25	14
Amounts (over)/under provided in prior years	(51)	175	(4)
Foreign exchange adjustments	(152)	88	125
Investment and development allowance	(180)	(53)	(36)
Tax effect of profit/(loss) from equity accounted investments, related impairments and expenses (2)	(44)	(82)	631
Recognition of previously unrecognised tax assets	(170)	(21)	(36)
Impact of tax rates applicable outside of Australia	(484)	(136)	5
Other	172	219	541

Income tax expense	6,879	4,276	1,858

Royalty-related taxation (net of income tax benefit)	128	167	245

Total taxation expense	7,007	4,443	2,103

(1)	Comprising US$797 million repatriation tax and US$603 million of previously unrecognised tax credits.

(2)

The profit/(loss) from equity accounted investments, related impairments and expenses is net of income tax. This item removes the prima facie tax effect on such profits, related impairments and expenses.

Summary of Income Tax Recognised in Other Comprehensive Income

Income tax recognised in other comprehensive income is as follows:

	2018	2017	2016
	US$M	US$M	US$M
Income tax effect of:
Items that may be reclassified subsequently to the income statement:
Available for sale investments:
Net valuation gains/(losses) taken to equity	(3)	–	(1)
Cash flow hedges:
Gains/(losses) taken to equity	(25)	(105)	170
(Gains)/losses transferred to the income statement	64	129	(199)

Income tax credit/(charge) relating to items that may be reclassified subsequently to the income statement	36	24	(30)

Items that will not be reclassified to the income statement:
Remeasurement gains/(losses) on pension and medical schemes	(22)	(12)	5
Employee share awards transferred to retained earnings on exercise	8	(14)	(22)

Income tax charge relating to items that will not be reclassified to the income statement	(14)	(26)	(17)

Total income tax credit/(charge) relating to components of other comprehensive income (1)	22	(2)	(47)

(1)

Included within total income tax relating to components of other comprehensive income is US$17 million relating to deferred taxes and US$5 million relating to current taxes (2017: US$12 million and US$(14) million; 2016: US$(25) million and US$(22) million).